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                         HERTZ, SCHRAM & SARETSKY, P.C.
                       1760 S. TELEGRAPH ROAD, SUITE 300
                        BLOOMFIELD HILLS, MICHIGAN 48302
                                 (248) 335-5000


                                  June 3, 1998

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Fountain Square Funds
          1933 Act File No. 333-49491

Greetings:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-captioned Trust hereby certifies that the definitive form of Combined Prospectus/Proxy Statement for the Fountain Square Funds, and the definitive form of related Statement of Additional Information, dated May 27, 1998, do not differ from the forms of Combined Prospectus/Proxy Statement and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 which was electronically filed on May 26, 1998 and declared effective on May 27, 1998.

     If you have any questions regarding this certification, please call the undersigned at (248) 335-5000.


                                             VERY TRULY YOURS,

                                             HERTZ, SCHRAM & SARETSKY, P.C.

                                             /s/ MELANIE MAYO WEST

                                             MELANIE MAYO WEST